LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - Roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning Balance	$ 1,150,261	$ 912,850	$ 868,642
Business combination			3,832
Provisions increased during the period	563,299	607,262	310,842
Use of provisions	(245,301)	(120,318)	(109,731)
Reversed provisions not utilized	(217,655)	(265,464)	(167,232)
Reclassification BAC		(6,367)	1,023
Loss of control in subsidiary	(42,240)
Discontinued operations	627	14,146	(447)
Exchange differences	18,180	8,152	5,921
Ending Balance	1,227,171	1,150,261	912,850
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Beginning Balance	247,529	241,774	194,680
Business combination			2,417
Provisions increased during the period	183,294	196,452	190,860
Use of provisions	(44,895)	(72,892)	(20,951)
Reversed provisions not utilized	(155,475)	(118,865)	(124,616)
Reclassification BAC		(9,749)
Loss of control in subsidiary	(2,047)
Discontinued operations	417	10,306	(472)
Exchange differences	370	503	(144)
Ending Balance	229,193	247,529	241,774
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Beginning Balance	902,732	671,076	673,962
Business combination			1,415
Provisions increased during the period	380,005	410,810	119,982
Use of provisions	(200,406)	(47,426)	(88,780)
Reversed provisions not utilized	(62,180)	(146,599)	(42,616)
Reclassification BAC		3,382	1,023
Loss of control in subsidiary	(40,193)
Discontinued operations	210	3,840	25
Exchange differences	17,810	7,649	6,065
Ending Balance	$ 997,978	$ 902,732	$ 671,076